Investment property - Summary of future minimum fixed rental income (Detail) - Investment property [member] - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	S/ 879,898	S/ 830,254
Within 1 year
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	40,920	34,753
After 1 year but not more than 5 years
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	149,263	138,016
Over 5 years
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	S/ 689,715	S/ 657,485